Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001579982
ARK Industrial Innovation ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Industrial Innovation ETF (ARKQ)
Risk/Return Supplement [Text Block]	rr_SupplementToProspectusTextBlock

ARK ETF TRUST

ARK Industrial Innovation ETF (ARKQ)

Supplement dated September 5, 2019 to the Summary Prospectus and Prospectus for the ARK ETF Trust, each dated November 30, 2018.

This Supplement updates certain information contained in the Summary Prospectus and Prospectus with respect to the following series of the ARK ETF Trust: ARK Industrial Innovation ETF (the “Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com or writing to ARK Investment Management, LLC, 3 East 28th Street, Seventh Floor, New York, New York 10016.

Important Notice Regarding Change in Investment Policy

At a meeting held on September 5, 2019, the Board of Trustees of ARK ETF Trust approved various changes to the Fund, including changing its name and principal investment strategies, effective as of November 4, 2019 (the “Effective Date”).

On the Effective Date, the Fund’s name will change to the “ARK Autonomous Technology & Robotics ETF.”

Currently, in seeking to achieve the Fund’s investment objective of long-term growth of capital, the Fund invests under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of companies that are relevant to the Fund’s investment theme of industrial innovation.

On the Effective Date, the Fund’s principal investment policy will change such that the Fund will invest under normal circumstances primarily (at least 80% of its assets) in domestic and foreign equity securities of autonomous technology and robotics companies that are relevant to the Fund’s investment theme of disruptive innovation.

Autonomous technology and robotics companies are companies that ARK Investment Management LLC (the “Adviser”) believes are expected to focus on and benefit from the development of new products or services, technological improvements and advancements in scientific research related to, among other things, disruptive innovation automation and manufacturing (“automation transformation companies”), transportation, energy (“energy transformation companies”), artificial intelligence (“artificial intelligence companies”) and materials.

•	The Adviser considers a company to be an automation transformation company if it is focused on man capitalizing on the productivity of machines, such as through the automation of functions, processes or activities previously performed by human labor, such as transportation through an emphasis on mobility as a service, or the use of robotics to perform other functions, activities or processes.

•	The Adviser considers a company to be an energy transformation company if it seeks to capitalize on innovations or evolutions in: (i) ways that energy is stored or used; (ii) the discovery, collection and/or implementation of new sources of energy, including unconventional sources of oil or natural gas; and/or (iii) the production or development of new materials for use in commercial applications of energy production, use or storage.

•	The Adviser considers a company to be an artificial intelligence (“AI”) company if it: (i) designs, creates, integrates, or delivers robotics, autonomous technology and/or AI in the form of products, software or systems; (ii) develops the building block components for robotics, autonomous technology or AI, such as advanced machinery, semiconductors and databases used for machine learning; (iii) provides its own value-added services on top of such building block components, but are not core to the company’s product or service offering; and/or (iv) develops computer systems that are able to perform tasks that normally require human intelligence, such as visual perception, speech recognition, decision-making and translation between languages.